Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Segment Information

19. Segment Information

During the first quarter of 2013, the Company began to manage and report certain components that were previously within its Electronics segment as part of its Chassis Systems segment. As a result, these components were reclassified and are now included within the Company's Chassis Systems segment. The Company has determined that it would be impracticable to restate its segment information related to its 2010 fiscal year since, among other things, specifically identifiable information for that period does not exist. Accounting Standards Codification 280, “Segment Reporting” (“ASC 280”) states that if prior periods are not restated because it is deemed impracticable to do so, the entity shall disclose the segment information on both the old basis and new basis of segmentation. Therefore, segment related information is reported below under the old basis and new basis of segmentation.

The Company is a U.S.-based international business providing advanced technology products and systems for the automotive markets. The Company has four reportable segments: Chassis Systems, Occupant Safety Systems, Electronics and Automotive Components.

The principal customers for the Company's automotive products are the North American, European and Asian vehicle manufacturers.

Segment Information. The Company designs, manufactures and sells a broad range of steering, suspension and braking products, seat belts, airbags, steering wheels, safety electronics, engine valves, engineered fasteners, body control systems, and other components and systems for passenger cars, light trucks and commercial vehicles. A description of the products and services provided by each of the segments follows.

Chassis Systems — Active safety systems and other systems and components in the area of foundation brakes, anti-lock braking systems and other brake control (including electronic vehicle stability control), steering gears and systems, linkage and suspension and modules.

Occupant Safety Systems — Passive safety systems and components in the areas of airbags, seat belts and steering wheels.

Electronics — Safety, radio frequency, chassis, and powertrain electronics and driver assistance systems.

Automotive Components — Engine valves, engineered fasteners and plastic components and body controls.

The accounting policies of the segments are the same as those described in Note 2 under “Summary of Significant Accounting Policies.” The Company evaluates operating performance based on segment earnings before taxes and segment assets.

The following income and expense items are not included in segment earnings before taxes:

•       Corporate expense and other, which primarily represents costs associated with corporate staff and related expenses, including certain litigation and net employee benefits income (expense).

•       Financing costs, which represents debt-related interest and accounts receivable securitization costs.

•       Gain (loss) on retirement of debt.

Reported Under Old Basis of Segmentation

The following tables present certain financial information by segment:

	Years Ended December 31,
	2012	2011	2010

	(Dollars in millions)
Sales to external customers:
Chassis Systems	$10,324	$9,960	$8,524
Occupant Safety Systems	3,287	3,580	3,441
Electronics	1,015	842	777
Automotive Components	1,818	1,862	1,641
Total sales to external customers	$16,444	$16,244	$14,383

Intersegment sales:
Chassis Systems	$89	$95	$53
Occupant Safety Systems	90	50	41
Electronics	541	493	373
Automotive Components	80	78	66
Total intersegment sales	$800	$716	$533

Total segment sales:
Chassis Systems	$10,413	$10,055	$8,577
Occupant Safety Systems	3,377	3,630	3,482
Electronics	1,556	1,335	1,150
Automotive Components	1,898	1,940	1,707
Total segment sales	$17,244	$16,960	$14,916

Earnings before taxes:
Chassis Systems	$604	$775	$660
Occupant Safety Systems	254	334	373
Electronics	197	139	138
Automotive Components	115	101	72
Segment earnings before taxes	1,170	1,349	1,243
Corporate expense and other	(78)	(81)	(66)
Financing costs	(111)	(118)	(162)
Loss on retirement of debt — net	(6)	(40)	(15)
Net earnings attributable to noncontrolling interest, net of tax	33	38	41
Earnings before income taxes	$1,008	$1,148	$1,041

Capital expenditures:
Chassis Systems	$300	$302	$164
Occupant Safety Systems	104	73	49
Electronics	125	127	42
Automotive Components	86	62	36
Corporate	8	7	3
	$623	$571	$294

Depreciation and amortization:
Chassis Systems	$216	$234	$237
Occupant Safety Systems	80	96	98
Electronics	50	49	53
Automotive Components	60	63	76
Corporate	3	5	5
	$409	$447	$469

The following table presents certain balance sheet information by segment:

	December 31,
	2012	2011

	(Dollars in millions)
Segment assets:
Chassis Systems	$4,832	$4,608
Occupant Safety Systems	2,129	2,084
Electronics	1,147	1,038
Automotive Components	887	844
Segment assets	8,995	8,574
Corporate assets	1,317	1,408
Segment and corporate assets	10,312	9,982
Deferred tax assets	545	280
Total assets	$10,857	$10,262

Corporate assets principally consist of cash and cash equivalents and pension assets.

Reported Under New Basis of Segmentation

The following tables present certain financial information by segment:

	Years Ended December 31,
	2012	2011

	(Dollars in millions)
Sales to external customers:
Chassis Systems	$10,685	$10,199
Occupant Safety Systems	3,287	3,580
Electronics	654	603
Automotive Components	1,818	1,862
Total sales to external customers	$16,444	$16,244

Intersegment sales:
Chassis Systems	$20	$18
Occupant Safety Systems	90	50
Electronics	514	472
Automotive Components	80	78
Total intersegment sales	$704	$618

Total segment sales:
Chassis Systems	$10,705	$10,217
Occupant Safety Systems	3,377	3,630
Electronics	1,168	1,075
Automotive Components	1,898	1,940
Total segment sales	$17,148	$16,862

Earnings before taxes:
Chassis Systems	$669	$814
Occupant Safety Systems	254	334
Electronics	132	100
Automotive Components	115	101
Segment earnings before taxes	1,170	1,349
Corporate expense and other	(78)	(81)
Financing costs	(111)	(118)
Loss on retirement of debt — net	(6)	(40)
Net earnings attributable to noncontrolling interest, net of tax	33	38
Earnings before income taxes	$1,008	$1,148

Capital expenditures:
Chassis Systems	$364	$372
Occupant Safety Systems	104	73
Electronics	61	57
Automotive Components	86	62
Corporate	8	7
	$623	$571

Depreciation and amortization:
Chassis Systems	$228	$242
Occupant Safety Systems	80	96
Electronics	38	41
Automotive Components	60	63
Corporate	3	5
	$409	$447

The following table presents certain balance sheet information by segment:

	December 31,
	2012	2011

	(Dollars in millions)
Segment assets:
Chassis Systems	$5,025	$4,748
Occupant Safety Systems	2,129	2,084
Electronics	954	898
Automotive Components	887	844
Segment assets	8,995	8,574
Corporate assets	1,317	1,408
Segment and corporate assets	10,312	9,982
Deferred tax assets	545	280
Total assets	$10,857	$10,262

Corporate assets principally consist of cash and cash equivalents and pension assets.

Geographic Information. The following table presents certain information concerning principal geographic areas:

	United			Rest of
	States	Germany	China	World	Total

	(Dollars in millions)
Sales to external customers:
Year Ended December 31, 2012	$4,713	$2,330	$2,201	$7,200	$16,444
Year Ended December 31, 2011	4,020	2,623	1,666	7,935	16,244
Year Ended December 31, 2010	3,426	2,299	1,284	7,374	14,383
Property, plant and equipment - net:
As of December 31, 2012	$563	$403	$357	$1,062	$2,385
As of December 31, 2011	487	393	255	1,002	2,137

Sales are attributable to geographic areas based on the location of the assets generating the sales. Inter-area sales are not significant to the total sales of any geographic area.

Customer Concentration. Sales to the Company's largest-end-customers (including sales within the vehicle manufacturer's group) on a worldwide basis are as follows:

		Ford			Aggregate
	Volkswagen	Motor	Chrysler	General	Percent of
	AG	Company	Group LLC	Motors	Total Sales

	(Dollars in millions)
Year Ended December 31, 2012	$3,863	$2,897	$1,702	$1,649	61.5%
Year Ended December 31, 2011	3,466	2,595	1,379	1,789	56.8%
Year Ended December 31, 2010	2,801	2,248	1,264	1,655	55.4%